10. FAIR VALUE MEASUREMENT (Details 3)	Sep. 30, 2017	Mar. 30, 2017
Equity Volatility estimate	82.50%	75.00%
Minimum [Member]
Discount rate based on US Treasury obligations	1.04%	0.12%
Maximum [Member]
Discount rate based on US Treasury obligations	1.65%	1.70%